Fees Summary	Oct. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	8,700.00
Total Offset Amount	0.00
Net Fee	$ 8,700.00